Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of associates [line items]
Undistributed retained earnings	$ 62	$ 60	$ 62	$ 58
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest within the next 10 years			29.00%
Period of option to sell back equity interest after ten years			6 months
Ownership percentage			20.00%
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 675	$ 671	$ 579
Ownership percentage	18.11%	17.99%	18.11%